Basis of Preparation - Impact of changes in accounting principles	6 Months Ended
Jun. 30, 2019
Basis of Preparation of Financial Statements - Impact of changes in accounting principles [Abstract]
Disclosure of changes in accounting policies [text block]

Basis of preparation/impact of changes in accounting principles

The accompanying condensed consolidated interim financial statements, which include Deutsche Bank AG and its subsidiaries (collectively the "Group", "Deutsche Bank" or "DB"), are stated in euros, the presentation currency of the Group. They are presented in accordance with the requirements of IAS 34, "Interim Financial Reporting", and have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB") and endorsed by the European Union ("EU"). The Group’s application of IFRS results in no differences between IFRS as issued by the IASB and IFRS as endorsed by the EU.

Deutsche Bank’s condensed consolidated interim financial statements are unaudited and include supplementary disclosures on segment information, income statement, balance sheet and other financial information. They should be read in conjunction with the audited consolidated financial statements of Deutsche Bank for 2018, for which the same accounting policies and critical accounting estimates have been applied with the exception of the newly adopted accounting pronouncements outlined in section "Recently adopted accounting pronouncements".

The preparation of financial statements under IFRS requires management to make estimates and assumptions for certain categories of assets and liabilities.

These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the balance sheet date, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from management’s estimates and the results reported should not be regarded as necessarily indicative of results that may be expected for the entire year.

Recently Adopted and New Accounting Pronouncements [text block]

Recently adopted accounting pronouncements

The following are those accounting pronouncements which are relevant to the Group and which have been applied in the first half of 2019.

IFRS 16 Leases

On January 1, 2019, the Group adopted IFRS 16, "Leases", which introduces a single lessee accounting model and requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value. A lessee is required to recognize a right-of-use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments. There will be only minor changes to the current accounting for lessors. The standard also requires entities to provide users of financial statements with more informative and relevant disclosures. IFRS 16 was effective for the 2019 annual period. The regulations have been adopted into European law by the EU.

The Group implemented IFRS 16 through a Group-wide implementation program. The majority of leases are for land and buildings; other categories are company cars and technical/IT equipment.

The Group applied the practical expedient in IFRS 16 to contracts that were identified as leases applying IAS 17, "Leases", and IFRIC 4, "Determining whether an Arrangement contains a Lease", on transition.

The Group elected to apply the modified retrospective transition approach, without restatement of comparative figures. Under the modified retrospective approach, the Group was able to choose on a lease by lease basis to either (i) measure the right-of-use asset at the same amount as the lease liability, or (ii) to measure the right-of-use asset retrospectively using the transition discount rate. For approach (ii), the resulting difference between the right-of-use asset and the lease liability was recognized as an adjustment to the opening balance of retained earnings on transition.

On initial application the Group applied approach (i) to leases classified as operating leases under IAS 17 except for larger property leases where the Group elected to apply approach (ii) which resulted in an adjustment to total equity on transition of € 137 million, net of tax.

In addition, provisions previously recognized for onerous operating leases as well as accrued operating liabilities were derecognized upon transition, and the value of the right-of-use assets was reduced by that same amount.

The impact upon adoption resulted in an € 3.2 billion and € 3.6 billion increase in the balance sheet related to the recognition of right of use assets and corresponding liabilities, respectively. This led to an overall reduction in retained earnings of € 136 million, net of tax.

in € m.
Operating lease commitments as of December 31, 2018	6,264
Recognition exemptions adopted for short-term leases and leases of low-value assets	(35)
Adjustments as a result of a different treatment of extension and termination options	376
Operating lease commitments regarding contracts not yet commenced	(2,819)
Other[1]	97
Undiscounted lease liabilities as of January 1, 2019	3,884
Discounting (weighted average incremental borrowing rate of 2.18%)	(310)
Lease liabilities due to initial application of IFRS 16, recognized as of January 1, 2019	3,575
Lease liabilities from finance leases as of January 1, 2019	27
Total lease liabilities recognized at January 1, 2019	3,601

[1]Mainly de-scoped or terminated leases, operating expenses, utility costs, VAT, sale-and-leaseback transactions.

Improvements to IFRS 2015-2017 cycles

On January 1, 2019, the Group adopted the IASB issued amendments to multiple IFRS standards, which resulted from the IASB’s annual improvement project for the 2015-2017 cycles. This comprises amendments that result in accounting changes for presentation, recognition or measurement purposes as well as terminology or editorial amendments related to IFRS 3 "Business combinations", IAS 12 "Income taxes" and "IAS 23 Borrowing costs". The amendments did not have a material impact on the Group’s consolidated financial statements.

New accounting pronouncements

The following accounting pronouncements were not effective as of June 30, 2019 and therefore have not been applied in the first half of 2019.

IFRS 3 Business combinations

In October 2018, the IASB issued amendments to IFRS 3 "Business combinations". These amendments clarify the determination of whether an acquisition made is of a business or a group of assets. The amended definition of a business emphasizes that the output of a business is to provide goods and services to customers, whereas the previous definition focused on returns in the form of dividends, lower costs or other economic benefits to investors and others. Distinguishing between a business and a group of assets is important because an acquirer recognizes goodwill only when acquiring a business. The amendments will be effective for annual periods beginning on or after January 1, 2020 with early adoption permitted. The amendments will not have a material impact on the Group’s consolidated financial statements. These amendments have yet to be endorsed by the EU.

IFRS 17 Insurance contracts

In May 2017, the IASB issued IFRS 17, "Insurance contracts", which establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts within the scope of the standard. IFRS 17 replaces IFRS 4 which has given companies dispensation to carry on accounting for insurance contracts using national accounting standards, resulting in a multitude of different approaches. IFRS 17 solves the comparison problems created by IFRS 4 by requiring all insurance contracts to be accounted for in a consistent manner, benefiting both investors and insurance companies. Insurance obligations will be accounted for using current values - instead of historical cost. The information will be updated regularly, providing more useful information to users of financial statements. IFRS 17 is effective for annual periods beginning on or after January 1, 2021. Based on the Group’s current business activities it is expected that IFRS 17 will not have a material impact on the Group’s consolidated financial statements. The standard has yet to be endorsed by the EU.